Government assistance (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Government Grants And Subsidies [Abstract]
Government grants
Government assistance recognized as a reduction of expenses is as follows:

	2025	2024
	$	$

Direct cost of revenues	556	291
General and administrative	1,384	674
Research and development	5,210	2,796
Sales and marketing	253	130

Total government assistance	7,403	3,891